Asset Impairments and Write Offs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Impairment Of Assets [Line Items]
Asset impairment and write off	$ 14.0		$ 215.3		$ 41.6
Materials contained on heap leach pad
Impairment Of Assets [Line Items]
Asset impairment and write off	1.3		61.3		19.2
Materials contained on heap leach pad | Stockpiles
Impairment Of Assets [Line Items]
Asset impairment and write off			16.1	[1]
Materials contained on heap leach pad | Consumables
Impairment Of Assets [Line Items]
Asset impairment and write off	1.3	[1]	2.4	[1]
Materials contained on heap leach pad | Heap leach inventory
Impairment Of Assets [Line Items]
Asset impairment and write off			42.8	[2]	19.2	[2]
Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	12.7		122.3		14.5
Property, Plant and Equipment | Yanfolila
Impairment Of Assets [Line Items]
Asset impairment and write off			29.7	[3]
Property, Plant and Equipment | Heap leach assets
Impairment Of Assets [Line Items]
Asset impairment and write off			20.2	[2]	10.1	[2]
Property, Plant and Equipment | Tarkwa expansion project
Impairment Of Assets [Line Items]
Asset impairment and write off			4.6	[4]
Property, Plant and Equipment | Property, plant and equipment - other
Impairment Of Assets [Line Items]
Asset impairment and write off	12.7	[5]	14.8	[5]	4.4	[5]
Property, Plant and Equipment | Damang - asset group
Impairment Of Assets [Line Items]
Asset impairment and write off			53.0	[6]
Other
Impairment Of Assets [Line Items]
Asset impairment and write off			31.7		7.9
Other | Tarkwa expansion project
Impairment Of Assets [Line Items]
Asset impairment and write off			22.2	[4]
Other | Non-refundable option payment to Bezant
Impairment Of Assets [Line Items]
Asset impairment and write off			9.5	[7]
Other | Biox - property, plant and equipment
Impairment Of Assets [Line Items]
Asset impairment and write off					$ 7.9	[8]

[1]	Market value write-down of consumables at Lawlers (2013: stockpiles and consumables at Tarkwa and Damang).
[2]	Write-down of inventory to market value due to the cessation of the heap leach operations as well as the write off of related assets at Tarkwa in fiscal 2013 (2012: cessation of heap leach operations at St Ives).
[3]	Following the Group's decision during fiscal 2013 to dispose of non-core projects, Yanfolila was classified as held for sale and, accordingly, valued at the lower of fair value less cost to sell or carrying value which resulted in an impairment of US$29.7 million during fiscal 2013. During fiscal 2014, Gold Fields sold its 85% interest in the Yanfolila project for $21.1 million (refer note 3(c )).
[4]	Write-off of assets due to the abandonment of the Tarkwa expansion project at Tarkwa in fiscal 2013.
[5]	Write-off of redundant assets at South Deep, St Ives and Agnew (2013: Tarkwa, Cerro Corona and Agnew and 2012: Impairment of heavy mining machinery in Ghana).
[6]	As the undiscounted cash flows for Damang were less than its carrying value in fiscal 2013, the fair value of Damang was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold price which impacted the life of mine plan. The key assumptions used in the calculation were as follows: - Real discount rate - 8% - Gold price per ounce - $1,300 - Resource valuation per ounce - $26 - 2013 life of mine years - 6 The fair value calculation was very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.
[7]	The US$9.5 million non-refundable option payment was written off due to the fact that Gold Fields relinquished the Mankayan option in connection with the Guinaoang property ahead of the January 31, 2014 expiry date.
[8]	The Group impaired its patented technology in fiscal 2012, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group sold its Biox technology in 2013.